CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUES	$ 651,000	$ 572,931	$ 486,014
COST OF REVENUES (exclusive of amortization presented separately below)	158,574	138,295	113,326
GROSS MARGIN	492,426	434,636	372,688
EXPENSES
Sales and marketing	73,692	68,161	56,573
Research and development	95,497	84,103	70,353
General and administrative	65,248	57,373	49,710
Other charges (Note 20)	7,466	21,649	5,441
Amortization of intangible assets	69,399	60,501	60,177
TOTAL EXPENSES	311,302	291,787	242,254
INCOME FROM OPERATIONS	181,124	142,849	130,434
INTEREST EXPENSE	(1,004)	(1,363)	(1,167)
INVESTMENT AND OTHER INCOME	11,513	9,666	4,461
INCOME BEFORE INCOME TAXES	191,633	151,152	133,728
INCOME TAX EXPENSE (RECOVERY) (Note 18)
Current	53,402	41,223	28,248
Deferred	(5,042)	(5,978)	3,244
Income tax expense	48,360	35,245	31,492
NET INCOME	$ 143,273	$ 115,907	$ 102,236
EARNINGS PER SHARE (Note 16)
Basic (in $ per share)	$ 1.68	$ 1.36	$ 1.21
Diluted (in $ per share)	$ 1.64	$ 1.34	$ 1.18
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	85,443	85,068	84,791
Diluted (in shares)	87,323	86,818	86,451